Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 20 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

On May 12, 2023, there were disagreements between the directors and formers directors of the Company concerning, among others, the legitimacy of:

a)	The purported appointment of David Capes (“Mr. Capes”) as the Chairman of the Board of in place of Gerald Lim;
b)	The purported appointment of Leonard Chee Hyong Chia (“Leonard”) to the Board as a replacement director;
c)	The purported removal of certain individuals as director(s) of the Company by Mr. Capes and Leonard;
d)	The removal of Mr. Capes as a director of the Company and from all Board committees on which he served on May 11, 2023;
e)	The dispute by Mr. Capes regarding his removal as a director of the Company;
f)	The validity of the purported shareholders’ resolutions of the Company dated May 12, 2023 (the “Resolutions”); and
g)	The various other issues raised by the Board from time to time.

Upon consultation with the Company’s external counsel, the Board determined that the Resolutions were prima facie invalid and of no effect from the outset, and could be subject to legal challenges. The Board notes that Mr. Capes and his associates have not furnished any proof sustaining their allegation that the Resolutions were validly passed. The Board notes that Mr. Capes and his associates have not obtained any valid court order on the validity of the Resolutions. As of the date of this report, the Company does not expect the legal challenges among the disagreements between the directors and formers directors of the Company will have a material adverse effect on the business, financial condition or results of operations of the Company.

KRHSG also filed a claim against Mr. Capes and one other defendant as a separate case in July 2023 in connection with unlawfully obstructed access to KRHSG’s client and clinic management systems, disrupting their business and resulting in losses to KRHSG in May 2023. On December 30, 2024, the Company sold 100% equity interest of KRHSG to a third party and therefore KRHSG is no longer an affiliate of the Company as of December 31, 2024.

On May 10, 2024, EUDA was served a statutory demand (the “Statutory Demand”) pursuant to Section 155(1) of the British Virgin Islands Insolvency Act 2003 (the “Insolvency Act”) by Carey Olsen Singapore LLP ( “Carey Olsen”) for payment of an alleged total indebtedness of US$138,202.66 in connection with the purported legal services rendered between February and August 2023 pursuant to an alleged engagement letter dated February 22, 2023 signed by certain former directors of the Company purportedly acting on behalf of the Company. The Company is of the position that it is not liable to pay the amount demanded by Carey Olsen in the Statutory Demand. On May 24, 2024, the Company filed an originating application seeking an order to set aside the Statutory Demand, and for Carey Olsen to pay the Company’s costs of the application. The originating application was heard on January 30, 2025, following which it was adjourned to allow Carey Olsen to produce its work product. The originating application has since been listed for a half-day hearing on May 1, 2025.

As of December 31, 2024 and 2023, except as disclosed above, the Company is not currently a party to any material legal proceedings, investigation or claims. However, the Company may, from time to time, be involved in legal matters arising in the ordinary course of its business. While the Company is not presently subject to any material legal proceedings, there can be no assurance that such matters will not arise in the future or that any such matters in which the Company is involved, or which may arise in the ordinary course of the Company’s business, will not at some point proceed to litigation or that such litigation will not have a material adverse effect on the business, financial condition or results of operations of the Company.